Retirement Benefit Obligations - Summary of Impact of Movement in Principal Actuarial Assumptions (Parenthetical) (Detail) - Investments quoted in active markets [member] - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-Government debt instruments [member]
Split of scheme assets [line items]
Scheme assets	$ 737	$ 554
Government debt instruments [member]
Split of scheme assets [line items]
Scheme assets	$ 1,288	$ 1,237